Annual Total Returns [BarChart] - First Trust Value Line Dividend Index Fund - First Trust Value Line Dividend Index Fund	May 03, 2021
Bar Chart Table:
2011	9.03%
2012	11.17%
2013	26.57%
2014	15.94%
2015	1.26%
2016	19.94%
2017	12.48%
2018	(3.44%)
2019	26.60%
2020	(0.04%)